UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Geologic Resource Partners LLC

Address:  535 Boylston Street
          Boston, MA 02116

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     George R. Ireland
Title:    Principal of GRI Holdings LLC, the Managing Member
Phone:    617-424-9900

Signature, Place and Date of Signing:

   /s/ George R. Ireland        Boston, Massachusetts            2/14/06
   ---------------------        ---------------------            -------
       [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $131,102
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13-F File Number            Name
---        ---------------------            -----

1.         28-10808                         Sun Valley Gold LLC

2.         28-                              Geologic Resource Fund Ltd.


                                                     FORM 13F INFORMATION TABLE
        COL 1               COL 2          COL 3      COL 4           COL 5              COL 6      COL 7         COL 8
                       TITLE                        VALUE      SHRS OR    SH/  PUT/  INVESMENT     OTHER    VOTING AUTHORITY
     NAME OF ISSUER    OF CLASS          CUSIP      (x $1000)  PRN AMT    PRN  CALL  DISCRETION    MNGRS  SOLE  SHARED     NONE
Arch Coal Inc          COM               039380100    4,277       53,800   SH        SHARED-OTHER   1, 2           53,800
Aurizon Mines Ltd.     COM               05155P106    5,986    4,000,000   SH        SHARED-OTHER   1, 2        4,000,000
BHP Billiton Ltd.      SPONS ADR         088606108      832       24,900   SH        SHARED-OTHER   1, 2           24,900
Cambior Inc.           COM               13201L103    5,943    2,126,120   SH        SHARED-OTHER   1, 2        2,126,120
Cameco Corp.           COM               13321L108    4,906       77,300   SH        SHARED-OTHER   1, 2           77,300
Consol Energy Corp.    COM               20854P109    2,258       34,637   SH        SHARED-OTHER   1, 2           34,637
Crystallex Intl Corp.  COM               22942F101    3,563    1,649,665   SH        SHARED-OTHER   1, 2        1,649,665
Gammon Lake Resources  COM               364915108   10,683      897,500   SH        SHARED-OTHER   1, 2          897,500
Inco Ltd.              COM               453258402      719       16,500   SH        SHARED-OTHER   1, 2           16,500
Ivanhoe Mines Ltd.     COM               46579N103    5,713      795,482   SH        SHARED-OTHER   1, 2          795,482
Kinross Gold Corp.     COM NO PAR        496902404    3,852      417,800   SH        SHARED-OTHER   1, 2          417,800
Minefinders Ltd.       COM               602900102    2,057      405,300   SH        SHARED-OTHER   1, 2          405,300
Miramar Mining Corp.   COM               60466E100    8,491    3,381,039   SH        SHARED-OTHER   1, 2        3,381,039
New Gold Inc. CDA      COM               644535106    5,580      811,100   SH        SHARED-OTHER   1, 2          811,100
Northern Dynasty
  Minerals Ltd.        COM NEW           66510M204      717      135,600   SH        SHARED-OTHER   1, 2          135,600
Peabody Energy Corp.   COM               704549104    6,841       83,000   SH        SHARED-OTHER   1, 2           83,000
Peru Copper Inc.       COM               715455101    3,874    1,394,500   SH        SHARED-OTHER   1, 2        1,394,500
Placer Dome Inc.       COM               725906101    1,459       63,608   SH        SHARED-OTHER   1, 2           63,608
Randgold Resources
  Ltd. ADR             ADR               752344309    7,142      442,786   SH        SHARED-OTHER   1, 2          442,786
Rio Narcea Gold Mines  COM               766909105   10,413    7,567,000   SH        SHARED-OTHER   1, 2        7,567,000
Silver Wheaton Corp    COM               828336107    3,248      559,400   SH        SHARED-OTHER   1, 2          559,400
StreetracksGold  Tr    GOLD SHS          863307104   14,265      276,293   SH        SHARED-OTHER   1, 2          276,293
Titanium Metals
  Corporation          COM NEW           888339207    6,882      108,785   SH        SHARED-OTHER   1, 2          108,785
Western Silver Corp    COM               959531104    4,168      370,200   SH        SHARED-OTHER   1, 2          370,200
Yamana Gold Inc.       COM               98462Y100    6,608      997,825   SH        SHARED-OTHER   1, 2          997,825
Peru Copper Inc        *W EXP 03/18/200  715455119      626      750,000   SH        SHARED-OTHER   1, 2          750,000
                                                    131,102

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